DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI EAFE Hedged Equity ETF

August 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.8%
Australia - 6.8%
Afterpay Ltd.*	54,829	$3,697,755
AGL Energy Ltd.	163,698	1,786,885
AMP Ltd.*	840,110	948,024
Ampol Ltd.	64,658	1,240,855
APA Group(a)	304,332	2,341,119
Aristocrat Leisure Ltd.	158,174	3,309,680
ASX Ltd.	49,552	3,192,022
Aurizon Holdings Ltd.	498,346	1,598,865
AusNet Services	510,717	687,440
Australia & New Zealand Banking Group Ltd.	725,322	9,779,094
BHP Group Ltd.	753,493	21,068,061
BHP Group PLC	540,772	12,381,446
BlueScope Steel Ltd.	124,845	1,168,488
Brambles Ltd.	403,385	3,299,460
CIMIC Group Ltd.	24,604	384,165
Coca-Cola Amatil Ltd.	146,001	979,916
Cochlear Ltd.	16,477	2,335,125
Coles Group Ltd.	341,653	4,467,716
Commonwealth Bank of Australia	452,712	22,798,542
Computershare Ltd.	123,701	1,212,522
Crown Resorts Ltd.	93,909	624,056
CSL Ltd.	116,283	24,529,517
Dexus REIT	280,779	1,828,592
Evolution Mining Ltd.	424,532	1,737,781
Fortescue Metals Group Ltd.	433,238	5,566,295
Goodman Group REIT	419,430	5,664,211
GPT Group REIT	502,603	1,419,762
Insurance Australia Group Ltd.	592,033	2,082,840
Lendlease Group(a)	170,404	1,460,419
Macquarie Group Ltd.	85,825	8,083,441
Magellan Financial Group Ltd.	32,840	1,435,103
Medibank Pvt Ltd.	704,447	1,418,412
Mirvac Group REIT	1,015,392	1,580,184
National Australia Bank Ltd.	813,170	10,753,583
Newcrest Mining Ltd.	206,082	4,857,786
Northern Star Resources Ltd.	189,814	1,910,964
Oil Search Ltd.	504,322	1,216,318
Orica Ltd.	101,880	1,305,961
Origin Energy Ltd.	470,052	1,941,447
Qantas Airways Ltd.	199,281	579,100
QBE Insurance Group Ltd.	402,885	3,152,739
Ramsay Health Care Ltd.	45,927	2,203,808
REA Group Ltd.	13,619	1,146,803
Santos Ltd.	428,201	1,790,698
Scentre Group REIT	1,345,349	2,242,513
SEEK Ltd.	85,017	1,296,098
Sonic Healthcare Ltd.	114,379	2,703,746
South32 Ltd.	1,262,462	1,955,371
Stockland REIT	548,638	1,602,406
Suncorp Group Ltd.	343,471	2,355,942
Sydney Airport	338,724	1,429,004
Tabcorp Holdings Ltd.	532,418	1,421,520
Telstra Corp. Ltd.	1,049,116	2,236,212
TPG Telecom Ltd.*	100,466	609,832
Transurban Group(a)	702,408	6,973,103
Treasury Wine Estates Ltd.	184,855	1,261,143
Vicinity Centres REIT	884,106	942,245
Washington H Soul Pattinson & Co. Ltd.	19,793	305,543
Wesfarmers Ltd.	289,878	10,159,755
Westpac Banking Corp.	923,400	11,945,684
WiseTech Global Ltd.	39,622	823,510
Woodside Petroleum Ltd.	256,504	3,704,234
Woolworths Group Ltd.	322,990	9,497,884

(Cost $277,331,967)		250,432,745

Austria - 0.2%
ANDRITZ AG	18,935	633,595
Erste Group Bank AG*	73,117	1,778,241
OMV AG*	37,779	1,228,979
Raiffeisen Bank International AG*	38,911	696,517
Verbund AG	18,138	974,025
voestalpine AG	29,639	736,044

(Cost $7,289,294)		6,047,401

Belgium - 0.9%
Ageas SA/NV	46,647	1,959,452
Anheuser-Busch InBev SA/NV	195,017	11,358,081
Colruyt SA	14,668	927,716
Elia Group SA/NV	7,102	763,614
Galapagos NV*	10,844	1,473,945
Groupe Bruxelles Lambert SA	28,933	2,678,622
KBC Group NV	63,619	3,651,742
Proximus SADP	37,973	751,778
Sofina SA	4,238	1,271,941
Solvay SA	19,888	1,723,991
Telenet Group Holding NV	13,311	517,523
UCB SA	32,368	3,844,097
Umicore SA(b)	54,341	2,495,995

(Cost $46,260,415)		33,418,497

Chile - 0.0%
Antofagasta PLC
(Cost $1,186,326)	105,450	1,513,915

China - 0.1%
BeiGene Ltd., ADR*(b)	10,450	2,524,407
Microport Scientific Corp.	184,691	840,024
Yangzijiang Shipbuilding Holdings Ltd.	680,900	457,920

(Cost $3,082,132)		3,822,351

Denmark - 2.4%
A.P. Moller - Maersk A/S, Class A	817	1,163,092
A.P. Moller - Maersk A/S, Class B	1,681	2,577,426
Ambu A/S, Class B	41,955	1,233,565

Carlsberg A/S, Class B	27,490	3,863,271
Chr Hansen Holding A/S	27,243	3,128,011
Coloplast A/S, Class B	30,388	5,156,701
Danske Bank A/S*	184,687	2,858,398
Demant A/S*	28,359	846,544
DSV PANALPINA A/S	54,332	8,496,058
Genmab A/S*	16,748	6,325,826
GN Store Nord A/S	32,288	2,339,174
H Lundbeck A/S	19,292	633,412
Novo Nordisk A/S, Class B	443,742	29,391,198
Novozymes A/S, Class B	54,660	3,234,392
Orsted A/S, 144A	48,460	6,856,877
Pandora A/S	24,380	1,780,723
Tryg A/S	30,102	924,151
Vestas Wind Systems A/S	50,859	7,732,828

(Cost $63,430,246)		88,541,647

Finland - 1.2%
Elisa OYJ	36,415	2,141,940
Fortum OYJ	113,929	2,408,483
Kone OYJ, Class B	86,923	7,451,937
Neste OYJ	108,862	5,821,292
Nokia OYJ*	1,444,667	7,020,968
Nordea Bank Abp*	831,234	6,691,348
Orion OYJ, Class B	27,061	1,269,771
Sampo OYJ, Class A	119,370	4,804,849
Stora Enso OYJ, Class R	152,219	2,239,753
UPM-Kymmene OYJ	137,008	4,154,500
Wartsila OYJ Abp	112,175	959,003

(Cost $44,128,836)		44,963,844

France - 10.3%
Accor SA*	51,309	1,576,051
Aeroports de Paris	7,799	817,150
Air Liquide SA	122,415	20,312,987
Airbus SE*	150,505	12,364,027
Alstom SA*	49,138	2,734,917
Amundi SA, 144A*	15,530	1,206,481
Arkema SA	17,685	1,960,600
Atos SE*	25,254	2,184,924
AXA SA	490,892	10,003,230
BioMerieux	10,491	1,589,969
BNP Paribas SA*	288,032	12,568,240
Bollore SA	233,501	877,186
Bouygues SA*	59,587	2,364,348
Bureau Veritas SA*	72,689	1,647,692
Capgemini SE	41,046	5,681,945
Carrefour SA	161,571	2,595,235
Cie de Saint-Gobain*	132,461	5,371,302
Cie Generale des Etablissements Michelin SCA	43,439	4,904,909
CNP Assurances*	44,539	596,350
Covivio REIT	12,770	946,348
Credit Agricole SA*	295,435	3,027,765
Danone SA	159,896	10,513,743
Dassault Aviation SA*	657	597,824
Dassault Systemes SE	33,631	6,335,086
Edenred	62,359	3,219,988
Eiffage SA*	23,182	2,136,234
Electricite de France SA	158,980	1,669,906
Engie SA*	467,934	6,508,262
EssilorLuxottica SA*	73,031	9,769,695
Eurazeo SE*	9,418	496,988
Faurecia SE*	19,341	842,673
Gecina SA REIT	12,333	1,695,467
Getlink SE*	114,203	1,749,890
Hermes International	8,077	6,934,077
ICADE REIT	7,544	488,393
Iliad SA	3,861	824,747
Ingenico Group SA*	15,020	2,548,811
Ipsen SA	9,696	1,004,339
JCDecaux SA*	23,552	449,412
Kering SA	19,419	11,925,176
Klepierre SA REIT	50,442	830,089
La Francaise des Jeux SAEM, 144A	20,213	749,928
Legrand SA	68,098	5,680,410
L’Oreal SA	64,307	21,249,532
LVMH Moet Hennessy Louis Vuitton SE	71,667	33,593,779
Natixis SA*	264,913	728,689
Orange SA	537,040	5,979,384
Orpea*	13,388	1,608,043
Pernod Ricard SA	54,050	9,255,838
Peugeot SA*	147,177	2,523,858
Publicis Groupe SA*	55,226	1,935,600
Remy Cointreau SA(b)	5,573	917,110
Renault SA*	49,308	1,402,787
Safran SA*	82,319	9,530,804
Sanofi	289,124	29,282,389
Sartorius Stedim Biotech	7,129	2,550,518
Schneider Electric SE	141,274	17,491,156
SCOR SE*	42,484	1,136,656
SEB SA	5,035	883,854
Societe Generale SA*	206,646	3,349,337
Sodexo SA	22,594	1,616,676
Suez SA	88,609	1,533,782
Teleperformance	14,958	4,612,477
Thales SA	26,211	2,048,769
TOTAL SE	633,270	25,014,111
Ubisoft Entertainment SA*	23,122	1,902,790
Unibail-Rodamco-Westfield REIT(b)	20,558	960,709
Unibail-Rodamco-Westfield CDI(b)	297,552	726,411
Valeo SA	60,645	1,852,692
Veolia Environnement SA	138,280	3,333,335
Vinci SA	131,888	12,367,601

Vivendi SA	211,881	6,017,791
Wendel SE	7,046	722,698
Worldline SA, 144A*	35,260	3,240,813

(Cost $363,991,723)		381,672,783

Germany - 8.6%
adidas AG*	48,785	14,822,207
Allianz SE	106,426	23,053,687
BASF SE	237,823	14,491,149
Bayer AG	251,733	16,684,538
Bayerische Motoren Werke AG	83,428	5,988,467
Beiersdorf AG	25,632	2,960,916
Brenntag AG	41,828	2,618,566
Carl Zeiss Meditec AG	10,008	1,127,424
Commerzbank AG*	255,830	1,484,649
Continental AG	28,192	3,068,237
Covestro AG, 144A	44,059	2,095,753
Daimler AG	218,675	11,128,469
Delivery Hero SE, 144A*	32,949	3,539,561
Deutsche Bank AG*(c)	503,168	4,818,659
Deutsche Boerse AG	48,699	9,205,415
Deutsche Lufthansa AG*(b)	64,578	672,771
Deutsche Post AG	252,981	11,508,241
Deutsche Telekom AG	852,447	15,004,709
Deutsche Wohnen SE	87,173	4,643,809
E.ON SE	576,101	6,813,032
Evonik Industries AG	52,604	1,525,433
Fraport AG Frankfurt Airport Services Worldwide*(b)	11,105	505,703
Fresenius Medical Care AG & Co. KGaA	54,484	4,620,217
Fresenius SE & Co. KGaA	109,918	5,089,425
GEA Group AG	42,474	1,548,976
Hannover Rueck SE	15,371	2,615,711
HeidelbergCement AG	37,751	2,397,571
Henkel AG & Co. KGaA	28,925	2,597,455
HOCHTIEF AG	6,739	597,520
Infineon Technologies AG	320,911	8,869,340
KION Group AG	16,872	1,426,711
Knorr-Bremse AG	12,241	1,555,439
LANXESS AG	20,817	1,217,506
LEG Immobilien AG	17,823	2,621,628
Merck KGaA	33,130	4,493,234
METRO AG	45,797	453,173
MTU Aero Engines AG	13,634	2,525,940
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	36,816	10,618,946
Nemetschek SE	14,795	1,175,865
Puma SE*	21,432	1,769,341
RWE AG	164,688	6,544,468
SAP SE	267,376	44,044,890
Scout24 AG, 144A	27,575	2,565,073
Siemens AG	195,831	27,029,175
Siemens Healthineers AG, 144A	36,538	1,661,261
Symrise AG	32,768	4,518,435
TeamViewer AG, 144A*	33,367	1,806,567
Telefonica Deutschland Holding AG	275,820	762,312
thyssenkrupp AG*	107,966	776,140
Uniper SE	51,588	1,689,277
United Internet AG	26,435	1,297,812
Volkswagen AG*	8,500	1,523,551
Vonovia SE	132,228	9,467,664
Zalando SE, 144A*	38,486	3,359,123

(Cost $320,705,366)		321,001,141

Hong Kong - 3.2%
AIA Group Ltd.	3,104,002	31,960,383
ASM Pacific Technology Ltd.	75,470	811,647
Bank of East Asia Ltd.	337,262	760,669
BOC Hong Kong Holdings Ltd.	934,228	2,651,934
Budweiser Brewing Co. APAC Ltd., 144A	433,638	1,463,141
CK Asset Holdings Ltd.	664,556	3,609,946
CK Hutchison Holdings Ltd.	693,810	4,543,219
CK Infrastructure Holdings Ltd.	158,640	839,235
CLP Holdings Ltd.	423,002	4,156,228
Dairy Farm International Holdings Ltd.	86,500	361,570
Galaxy Entertainment Group Ltd.	552,494	4,352,115
Hang Lung Properties Ltd.	537,879	1,516,433
Hang Seng Bank Ltd.	197,515	3,106,640
Henderson Land Development Co. Ltd.	368,612	1,453,007
HK Electric Investments & HK Electric Investments Ltd.(a)	736,653	749,941
HKT Trust & HKT Ltd.(a)	976,655	1,396,266
Hong Kong & China Gas Co. Ltd.	2,749,052	4,001,098
Hong Kong Exchanges & Clearing Ltd.	307,199	15,506,213
Hongkong Land Holdings Ltd.	258,500	990,055
Jardine Matheson Holdings Ltd.	61,157	2,568,594
Jardine Strategic Holdings Ltd.	53,987	1,082,979
Kerry Properties Ltd.	182,174	473,640
Link REIT	531,756	4,233,355
Melco Resorts & Entertainment Ltd., ADR	63,018	1,230,111
MTR Corp. Ltd.	395,288	2,057,995
New World Development Co. Ltd.	406,730	2,112,317
PCCW Ltd.	1,061,699	665,771
Power Assets Holdings Ltd.	357,731	2,049,399
Sino Land Co. Ltd.	796,471	927,993
SJM Holdings Ltd.	490,943	675,267
Sun Hung Kai Properties Ltd.	337,023	4,531,212
Swire Pacific Ltd., Class A	100,886	549,326
Swire Properties Ltd.	335,111	908,019
Techtronic Industries Co. Ltd.	358,843	4,556,031
WH Group Ltd., 144A	2,490,232	2,149,577
Wharf Real Estate Investment Co. Ltd.(b)	433,940	1,805,704

(Cost $106,568,682)		116,807,030

Ireland - 1.1%
AerCap Holdings NV*	33,705	996,657
CRH PLC	202,555	7,493,295
DCC PLC	25,518	2,260,891
Experian PLC	232,295	8,663,524
Flutter Entertainment PLC	38,309	6,459,682
James Hardie Industries PLC CDI	114,532	2,604,305
Kerry Group PLC, Class A	41,124	5,398,290
Kingspan Group PLC	39,832	3,420,039
Smurfit Kappa Group PLC	61,944	2,193,973

(Cost $28,884,534)		39,490,656

Isle of Man - 0.0%
GVC Holdings PLC*
(Cost $1,961,371)	150,487	1,617,758

Israel - 0.6%
Azrieli Group Ltd.	11,352	612,533
Bank Hapoalim BM	324,030	1,964,784
Bank Leumi Le-Israel BM	427,092	2,189,922
Check Point Software Technologies Ltd.*	31,601	3,989,942
CyberArk Software Ltd.*	9,669	1,068,425
Elbit Systems Ltd.	6,702	905,068
ICL Group Ltd.	188,414	701,543
Israel Discount Bank Ltd., Class A	339,226	1,088,128
Mizrahi Tefahot Bank Ltd.	25,898	528,159
Nice Ltd.*	17,195	3,936,788
Teva Pharmaceutical Industries Ltd., ADR*	288,108	2,843,626
Wix.com Ltd.*	13,435	3,958,354

(Cost $26,674,887)		23,787,272

Italy - 2.0%
Assicurazioni Generali SpA	276,599	4,292,686
Atlantia SpA*	127,441	2,027,251
Davide Campari-Milano NV	160,769	1,648,408
DiaSorin SpA	6,586	1,190,700
Enel SpA	2,084,076	18,874,101
Eni SpA	648,182	6,033,367
Ferrari NV	33,126	6,451,450
FinecoBank Banca Fineco SpA*	158,691	2,405,050
Infrastrutture Wireless Italiane SpA, 144A	49,460	481,924
Intesa Sanpaolo SpA*	4,243,336	9,141,151
Leonardo SpA	101,087	683,744
Mediobanca Banca di Credito Finanziario SpA	159,877	1,389,328
Moncler SpA*	49,993	1,935,941
Nexi SpA, 144A*	98,045	1,745,086
Pirelli & C SpA, 144A*	101,345	437,924
Poste Italiane SpA, 144A	146,971	1,348,734
Prysmian SpA	62,289	1,742,357
Recordati Industria Chimica e Farmaceutica SpA	27,608	1,504,645
Snam SpA	520,642	2,665,414
Telecom Italia SpA	2,107,253	1,002,859
Telecom Italia SpA-RSP	1,771,064	836,524
Terna Rete Elettrica Nazionale SpA	362,864	2,623,260
UniCredit SpA*	542,634	5,342,310

(Cost $82,580,957)		75,804,214

Japan - 24.4%
ABC-Mart, Inc.(b)	9,400	495,227
Acom Co. Ltd.	109,700	428,795
Advantest Corp.	53,600	2,565,756
Aeon Co. Ltd.(b)	169,000	4,194,883
Aeon Mall Co. Ltd.(b)	22,600	299,370
AGC, Inc.	45,400	1,288,080
Air Water, Inc.	45,500	640,089
Aisin Seiki Co. Ltd.	40,954	1,409,407
Ajinomoto Co., Inc.	119,947	2,237,788
Alfresa Holdings Corp.	48,800	981,391
Amada Co. Ltd.	87,300	778,088
ANA Holdings, Inc.*(b)	26,600	664,906
Aozora Bank Ltd.	28,200	507,209
Asahi Group Holdings Ltd.	95,365	3,343,155
Asahi Intecc Co. Ltd.	51,500	1,529,222
Asahi Kasei Corp.	326,500	2,743,568
Astellas Pharma, Inc.	481,432	7,565,912
Bandai Namco Holdings, Inc.	51,500	3,202,856
Bank of Kyoto Ltd.	14,800	631,601
Benesse Holdings, Inc.	18,500	471,779
Bridgestone Corp.	138,776	4,403,778
Brother Industries Ltd.	55,500	919,629
Calbee, Inc.	20,200	630,326
Canon, Inc.	254,386	4,400,086
Casio Computer Co. Ltd.	48,000	774,508
Central Japan Railway Co.	36,654	5,499,052
Chiba Bank Ltd.	128,600	667,800
Chubu Electric Power Co., Inc.	166,300	2,056,081
Chugai Pharmaceutical Co. Ltd.	172,500	7,688,925
Chugoku Electric Power Co., Inc.	79,100	964,898
Coca-Cola Bottlers Japan Holdings, Inc.	29,054	484,988
Concordia Financial Group Ltd.	284,615	945,895
Cosmos Pharmaceutical Corp.	5,500	968,465
CyberAgent, Inc.	23,500	1,253,600
Dai Nippon Printing Co. Ltd.	65,500	1,393,920
Daicel Corp.	59,900	435,472
Daifuku Co. Ltd.	26,521	2,336,222
Dai-ichi Life Holdings, Inc.	275,738	4,179,742
Daiichi Sankyo Co. Ltd.	146,131	13,034,033
Daikin Industries Ltd.	64,088	12,080,602
Daito Trust Construction Co. Ltd.	18,813	1,669,839
Daiwa House Industry Co. Ltd.	141,936	3,806,535
Daiwa House REIT Investment Corp. REIT(b)	503	1,315,498
Daiwa Securities Group, Inc.	361,387	1,630,959
Denso Corp.	111,453	4,690,044
Dentsu Group, Inc.	56,300	1,479,858
Disco Corp.	7,100	1,657,773
East Japan Railway Co.	78,553	5,115,234

Eisai Co. Ltd.	64,952	5,681,729
Electric Power Development Co. Ltd.	33,332	503,214
ENEOS Holdings, Inc.	790,828	3,103,131
FamilyMart Co. Ltd.	47,668	1,057,639
FANUC Corp.	49,617	8,715,709
Fast Retailing Co. Ltd.(b)	15,317	9,151,298
Fuji Electric Co. Ltd.	30,800	963,999
FUJIFILM Holdings Corp.	91,054	4,337,993
Fujitsu Ltd.	50,302	6,563,505
Fukuoka Financial Group, Inc.	41,700	690,964
GLP J REIT(b)	937	1,447,323
GMO Payment Gateway, Inc.	10,700	1,132,484
Hakuhodo DY Holdings, Inc.	69,359	864,409
Hamamatsu Photonics KK	34,400	1,568,730
Hankyu Hanshin Holdings, Inc.	59,940	1,949,613
Hikari Tsushin, Inc.	5,000	1,209,460
Hino Motors Ltd.	86,500	583,118
Hirose Electric Co. Ltd.	8,966	1,016,680
Hisamitsu Pharmaceutical Co., Inc.	13,000	600,198
Hitachi Construction Machinery Co. Ltd.	27,800	976,406
Hitachi Ltd.	249,201	8,305,524
Hitachi Metals Ltd.	59,400	892,276
Honda Motor Co. Ltd.	421,299	10,855,167
Hoshizaki Corp.	12,900	987,764
Hoya Corp.	96,474	9,486,633
Hulic Co. Ltd.	79,900	728,730
Idemitsu Kosan Co. Ltd.	50,484	1,113,446
Iida Group Holdings Co. Ltd.	33,800	660,586
Inpex Corp.	256,617	1,632,522
Isetan Mitsukoshi Holdings Ltd.	74,100	408,577
Isuzu Motors Ltd.	138,900	1,375,689
Ito En Ltd.	15,800	956,220
ITOCHU Corp.(b)	344,654	8,862,438
Itochu Techno-Solutions Corp.	25,900	939,017
Japan Airlines Co. Ltd.	32,973	658,121
Japan Airport Terminal Co. Ltd.(b)	14,400	648,520
Japan Exchange Group, Inc.	130,378	3,382,701
Japan Post Bank Co. Ltd.	109,058	878,313
Japan Post Holdings Co. Ltd.	405,913	3,003,484
Japan Post Insurance Co. Ltd.	55,800	892,463
Japan Prime Realty Investment Corp. REIT	228	689,931
Japan Real Estate Investment Corp. REIT	315	1,766,605
Japan Retail Fund Investment Corp. REIT(b)	686	1,035,655
Japan Tobacco, Inc.	308,141	5,767,734
JFE Holdings, Inc.	125,385	950,613
JGC Holdings Corp.	42,900	474,304
JSR Corp.	52,600	1,122,372
JTEKT Corp.	54,800	423,747
Kajima Corp.	105,900	1,320,813
Kakaku.com, Inc.	32,600	870,134
Kamigumi Co. Ltd.	27,900	576,887
Kansai Electric Power Co., Inc.	182,567	1,799,556
Kansai Paint Co. Ltd.	43,700	1,043,453
Kao Corp.	124,404	9,477,561
Kawasaki Heavy Industries Ltd.	34,700	492,087
KDDI Corp.	414,033	12,032,229
Keihan Holdings Co. Ltd.	26,300	1,134,787
Keikyu Corp.	54,150	808,812
Keio Corp.	26,860	1,625,573
Keisei Electric Railway Co. Ltd.	29,828	878,661
Keyence Corp.	46,570	19,205,756
Kikkoman Corp.	36,782	2,000,324
Kintetsu Group Holdings Co. Ltd.	44,240	1,946,451
Kirin Holdings Co. Ltd.	210,923	4,152,145
Kobayashi Pharmaceutical Co. Ltd.	13,000	1,158,665
Kobe Bussan Co. Ltd.	16,500	973,658
Koito Manufacturing Co. Ltd.	26,300	1,276,325
Komatsu Ltd.	224,273	4,878,676
Konami Holdings Corp.	25,266	974,476
Kose Corp.	8,800	1,032,753
Kubota Corp.	264,381	4,783,894
Kuraray Co. Ltd.	87,200	893,282
Kurita Water Industries Ltd.	27,800	871,416
Kyocera Corp.	82,600	4,747,073
Kyowa Kirin Co. Ltd.	74,700	1,933,885
Kyushu Electric Power Co., Inc.	93,500	828,934
Kyushu Railway Co.	41,976	926,591
Lasertec Corp.	19,400	1,465,326
Lawson, Inc.(b)	12,600	622,178
LINE Corp.*	15,547	792,653
Lion Corp.	59,400	1,259,618
LIXIL Group Corp.	61,300	1,128,594
M3, Inc.	115,242	6,680,696
Makita Corp.	58,100	2,687,910
Marubeni Corp.	434,800	2,625,672
Marui Group Co. Ltd.	48,896	894,222
Maruichi Steel Tube Ltd.	13,900	373,108
Mazda Motor Corp.	152,300	977,803
McDonald’s Holdings Co. Japan Ltd.	18,122	889,717
Mebuki Financial Group, Inc.	258,150	626,394
Medipal Holdings Corp.	44,400	849,727
MEIJI Holdings Co. Ltd.	28,090	2,270,220
Mercari, Inc.*	22,800	1,035,434
MINEBEA MITSUMI, Inc.	94,120	1,634,204
MISUMI Group, Inc.	74,000	1,943,710
Mitsubishi Chemical Holdings Corp.	332,500	1,945,744
Mitsubishi Corp.	346,825	8,227,331
Mitsubishi Electric Corp.	471,179	6,508,378
Mitsubishi Estate Co. Ltd.	307,151	4,818,311
Mitsubishi Gas Chemical Co., Inc.	40,900	731,385
Mitsubishi Heavy Industries Ltd.	82,299	2,046,305
Mitsubishi Materials Corp.	25,000	525,893

Mitsubishi Motors Corp.	170,400	410,253
Mitsubishi UFJ Financial Group, Inc.(b)	3,134,252	13,094,524
Mitsubishi UFJ Lease & Finance Co. Ltd.	89,500	423,354
Mitsui & Co. Ltd.	426,260	7,702,985
Mitsui Chemicals, Inc.	47,400	1,115,689
Mitsui Fudosan Co. Ltd.	237,426	4,303,998
Miura Co. Ltd.	23,600	967,040
Mizuho Financial Group, Inc.(b)	6,180,180	8,390,784
MonotaRO Co. Ltd.	27,900	1,103,725
MS&AD Insurance Group Holdings, Inc.(b)	114,221	3,171,637
Murata Manufacturing Co. Ltd.	146,777	8,702,824
Nabtesco Corp.	28,125	890,897
Nagoya Railroad Co. Ltd.	46,740	1,305,799
NEC Corp.	63,459	3,349,250
Nexon Co. Ltd.	123,445	2,893,961
NGK Insulators Ltd.	68,400	973,222
NGK Spark Plug Co. Ltd.	42,600	734,032
NH Foods Ltd.	21,296	966,126
Nidec Corp.	114,546	9,637,156
Nihon M&A Center, Inc.	38,100	1,899,334
Nikon Corp.	78,200	614,289
Nintendo Co. Ltd.	28,671	15,359,416
Nippon Building Fund, Inc. REIT	354	2,135,731
Nippon Express Co. Ltd.	19,300	1,142,529
Nippon Paint Holdings Co. Ltd.	37,442	3,216,940
Nippon Prologis REIT, Inc. REIT	519	1,700,354
Nippon Shinyaku Co. Ltd.	12,500	1,032,668
Nippon Steel Corp.	209,009	2,061,180
Nippon Telegraph & Telephone Corp.	330,802	7,531,785
Nippon Yusen KK	35,300	552,588
Nissan Chemical Corp.	32,149	1,705,871
Nissan Motor Co. Ltd.	596,142	2,428,695
Nisshin Seifun Group, Inc.	51,900	858,017
Nissin Foods Holdings Co. Ltd.	15,700	1,571,260
Nitori Holdings Co. Ltd.	21,101	4,418,828
Nitto Denko Corp.	40,424	2,457,920
Nomura Holdings, Inc.	810,454	4,166,475
Nomura Real Estate Holdings, Inc.	32,236	617,541
Nomura Real Estate Master Fund, Inc. REIT(b)	1,130	1,449,908
Nomura Research Institute Ltd.	83,043	2,210,246
NSK Ltd.	96,000	736,893
NTT Data Corp.	158,234	1,810,694
NTT DOCOMO, Inc.	299,789	8,375,354
Obayashi Corp.	168,700	1,651,720
Obic Co. Ltd.	18,400	3,264,278
Odakyu Electric Railway Co. Ltd.	77,950	1,930,443
Oji Holdings Corp.	212,668	961,790
Olympus Corp.	298,916	5,923,851
Omron Corp.	47,092	3,454,703
Ono Pharmaceutical Co. Ltd.	95,706	2,890,653
Oracle Corp.	10,200	1,198,017
Oriental Land Co. Ltd.	51,200	6,956,220
ORIX Corp.	338,346	4,223,136
Orix JREIT, Inc. REIT(b)	678	1,009,494
Osaka Gas Co. Ltd.	95,400	1,867,197
Otsuka Corp.	26,900	1,320,682
Otsuka Holdings Co. Ltd.	100,067	4,399,868
Pan Pacific International Holdings Corp.	106,472	2,504,100
Panasonic Corp.	570,185	5,264,447
Park24 Co. Ltd.	25,600	463,103
PeptiDream, Inc.*	23,800	967,370
Persol Holdings Co. Ltd.	46,700	729,722
Pigeon Corp.	28,100	1,285,413
Pola Orbis Holdings, Inc.	28,100	509,655
Rakuten, Inc.	222,286	1,958,106
Recruit Holdings Co. Ltd.	326,253	12,401,403
Renesas Electronics Corp.*	208,800	1,314,919
Resona Holdings, Inc.	540,125	1,988,847
Ricoh Co. Ltd.	174,900	1,309,500
Rinnai Corp.	8,100	750,234
Rohm Co. Ltd.	23,500	1,513,194
Ryohin Keikaku Co. Ltd.	61,100	957,617
Santen Pharmaceutical Co. Ltd.	88,651	1,691,580
SBI Holdings, Inc.	59,825	1,362,958
SCSK Corp.	13,900	753,302
Secom Co. Ltd.	53,800	5,092,244
Sega Sammy Holdings, Inc.	42,900	497,796
Seibu Holdings, Inc.	54,200	596,678
Seiko Epson Corp.(b)	79,559	950,967
Sekisui Chemical Co. Ltd.	97,600	1,563,775
Sekisui House Ltd.	163,751	3,240,543
Seven & i Holdings Co. Ltd.(b)	195,176	6,326,197
Seven Bank Ltd.	134,800	338,543
SG Holdings Co. Ltd.	37,300	1,716,825
Sharp Corp.	49,973	621,389
Shimadzu Corp.	57,300	1,712,265
Shimamura Co. Ltd.	6,700	553,510
Shimano, Inc.	19,494	4,131,995
Shimizu Corp.	150,600	1,160,266
Shin-Etsu Chemical Co. Ltd.	90,304	10,985,857
Shinsei Bank Ltd.	42,400	495,998
Shionogi & Co. Ltd.	69,295	3,848,959
Shiseido Co. Ltd.	102,757	5,987,003
Shizuoka Bank Ltd.	96,200	669,399
Showa Denko KK	35,200	686,951
SMC Corp.	14,982	8,239,640
SoftBank Corp.(b)	492,100	6,469,804
SoftBank Group Corp.	401,428	25,007,052
Sohgo Security Services Co. Ltd.	19,400	907,586
Sompo Holdings, Inc.	87,035	3,270,540
Sony Corp.	325,816	25,560,167

Square Enix Holdings Co. Ltd.(b)	23,800	1,570,712
Stanley Electric Co. Ltd.	30,400	872,549
Subaru Corp.	157,734	3,280,075
SUMCO Corp.	65,500	889,289
Sumitomo Chemical Co. Ltd.	390,422	1,271,733
Sumitomo Corp.	307,076	3,985,044
Sumitomo Dainippon Pharma Co. Ltd.	42,100	533,430
Sumitomo Electric Industries Ltd.	194,300	2,291,278
Sumitomo Heavy Industries Ltd.	24,600	560,447
Sumitomo Metal Mining Co. Ltd.	60,700	1,855,128
Sumitomo Mitsui Financial Group, Inc.	334,015	9,832,968
Sumitomo Mitsui Trust Holdings, Inc.	87,581	2,539,407
Sumitomo Realty & Development Co. Ltd.	81,403	2,406,390
Sumitomo Rubber Industries Ltd.	35,800	345,105
Sundrug Co. Ltd.	13,300	495,383
Suntory Beverage & Food Ltd.	36,500	1,409,479
Suzuken Co. Ltd.	17,810	662,526
Suzuki Motor Corp.	93,926	3,856,717
Sysmex Corp.	42,507	3,715,123
T&D Holdings, Inc.	139,000	1,456,734
Taiheiyo Cement Corp.	27,900	710,177
Taisei Corp.	48,015	1,661,474
Taisho Pharmaceutical Holdings Co. Ltd.	8,234	506,875
Taiyo Nippon Sanso Corp.	29,700	523,252
Takeda Pharmaceutical Co. Ltd.	404,811	15,131,443
TDK Corp.	32,624	3,391,307
Teijin Ltd.	43,004	675,623
Terumo Corp.	165,644	6,740,553
THK Co. Ltd.	30,828	723,584
TIS, Inc.	57,900	1,158,929
Tobu Railway Co. Ltd.	49,679	1,552,542
Toho Co. Ltd.	27,700	1,053,968
Toho Gas Co. Ltd.	17,328	764,025
Tohoku Electric Power Co., Inc.	104,713	1,062,800
Tokio Marine Holdings, Inc.	164,350	7,587,891
Tokyo Century Corp.	11,400	585,526
Tokyo Electric Power Co. Holdings, Inc.*	382,600	1,127,047
Tokyo Electron Ltd.	37,864	9,705,968
Tokyo Gas Co. Ltd.	95,980	2,135,456
Tokyu Corp.	132,410	1,772,718
Tokyu Fudosan Holdings Corp.	146,200	629,441
Toppan Printing Co. Ltd.	69,389	1,079,668
Toray Industries, Inc.	360,843	1,716,061
Toshiba Corp.	97,916	2,824,278
Tosoh Corp.	69,040	1,026,653
TOTO Ltd.(b)	34,815	1,530,131
Toyo Suisan Kaisha Ltd.	23,400	1,330,010
Toyoda Gosei Co. Ltd.	19,200	419,657
Toyota Industries Corp.	36,600	2,135,561
Toyota Motor Corp.	545,764	36,100,860
Toyota Tsusho Corp.	49,011	1,429,863
Trend Micro, Inc.	32,676	2,023,836
Tsuruha Holdings, Inc.	10,000	1,336,921
Unicharm Corp.	104,300	4,543,645
United Urban Investment Corp. REIT	760	846,717
USS Co. Ltd.	54,500	921,583
Welcia Holdings Co. Ltd.	23,600	1,010,490
West Japan Railway Co.	41,206	2,167,385
Yakult Honsha Co. Ltd.	28,179	1,609,620
Yamada Denki Co. Ltd.	169,400	910,056
Yamaha Corp.	33,881	1,653,824
Yamaha Motor Co. Ltd.	74,374	1,173,384
Yamato Holdings Co. Ltd.	80,271	2,100,847
Yamazaki Baking Co. Ltd.	31,000	505,179
Yaskawa Electric Corp.(b)	61,620	2,219,518
Yokogawa Electric Corp.	62,644	1,024,992
Yokohama Rubber Co. Ltd.	28,104	440,738
Z Holdings Corp.	683,500	4,549,568
ZOZO, Inc.	27,997	788,774

(Cost $826,472,243)		903,736,166

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $1,501,437)	47,090	1,492,488

Luxembourg - 0.2%
ArcelorMittal SA*	181,427	2,295,397
Aroundtown SA*	319,858	1,748,962
Eurofins Scientific SE*	3,383	2,711,321
SES SA	97,581	692,868
Tenaris SA	126,057	740,117

(Cost $14,146,465)		8,188,665

Macau - 0.1%
Sands China Ltd.	637,690	2,813,991
Wynn Macau Ltd.*	402,282	756,790

(Cost $3,997,966)		3,570,781

Netherlands - 4.5%
ABN AMRO Bank NV, 144A*	102,488	976,476
Adyen NV, 144A*	4,644	7,830,735
Aegon NV	456,483	1,270,889
Akzo Nobel NV	51,047	5,052,455
Altice Europe NV*	161,767	715,810
Argenx SE*	11,439	2,644,148
ASML Holding NV	109,182	40,950,913
EXOR NV	27,975	1,649,169
Heineken Holding NV	30,312	2,483,266
Heineken NV	66,382	6,144,072
ING Groep NV*	995,288	8,081,300
Just Eat Takeaway.com NV, 144A*	31,190	3,470,450
Koninklijke Ahold Delhaize NV	282,187	8,492,787
Koninklijke DSM NV	44,397	7,123,322
Koninklijke KPN NV	905,033	2,372,808
Koninklijke Philips NV*	234,283	11,081,226
Koninklijke Vopak NV	18,115	994,840

NN Group NV	73,880	2,781,598
Prosus NV*	125,086	12,514,922
QIAGEN NV*	59,477	3,021,488
Randstad NV	30,308	1,579,460
Royal Dutch Shell PLC, Class A	1,058,113	15,654,951
Royal Dutch Shell PLC, Class B	950,604	13,507,762
Wolters Kluwer NV	69,746	5,726,324

(Cost $161,454,228)		166,121,171

New Zealand - 0.3%
a2 Milk Co. Ltd.*	192,312	2,408,175
Auckland International Airport Ltd.	316,801	1,414,823
Fisher & Paykel Healthcare Corp. Ltd.	147,579	3,663,231
Mercury NZ Ltd.	183,463	641,384
Meridian Energy Ltd.	340,546	1,165,311
Ryman Healthcare Ltd.	107,788	975,825
Spark New Zealand Ltd.	490,475	1,595,755

(Cost $7,109,165)		11,864,504

Norway - 0.6%
Adevinta ASA*	61,409	1,145,835
DNB ASA*	242,229	3,887,554
Equinor ASA	255,994	4,149,496
Gjensidige Forsikring ASA*	49,524	1,055,029
Mowi ASA	112,719	2,204,522
Norsk Hydro ASA*	365,955	1,168,365
Orkla ASA	194,873	1,983,597
Schibsted ASA, Class B*	24,646	976,733
Telenor ASA	185,590	3,018,915
Yara International ASA	43,177	1,808,988

(Cost $23,824,816)		21,399,034

Portugal - 0.2%
EDP - Energias de Portugal SA	768,109	3,888,317
Galp Energia SGPS SA	129,492	1,386,438
Jeronimo Martins SGPS SA	57,687	946,905

(Cost $5,681,010)		6,221,660

Singapore - 1.0%
Ascendas Real Estate Investment Trust REIT	805,652	1,965,944
CapitaLand Commercial Trust REIT	687,180	848,526
CapitaLand Ltd.	662,000	1,347,793
CapitaLand Mall Trust REIT	677,100	975,426
City Developments Ltd.	116,200	685,815
DBS Group Holdings Ltd.	470,495	7,217,104
Genting Singapore Ltd.	1,497,278	770,346
Jardine Cycle & Carriage Ltd.	23,300	324,527
Keppel Corp. Ltd.	384,000	1,292,654
Mapletree Commercial Trust REIT	595,200	839,943
Mapletree Logistics Trust REIT	684,900	1,042,037
Oversea-Chinese Banking Corp. Ltd.	852,782	5,434,287
Singapore Airlines Ltd.	402,450	1,079,668
Singapore Exchange Ltd.	194,900	1,233,390
Singapore Technologies Engineering Ltd.	403,900	1,009,342
Singapore Telecommunications Ltd.	2,116,789	3,578,417
Suntec Real Estate Investment Trust REIT	446,300	459,241
United Overseas Bank Ltd.	301,154	4,329,552
UOL Group Ltd.	92,481	446,584
Venture Corp. Ltd.	63,800	930,822
Wilmar International Ltd.	497,066	1,592,891

(Cost $45,199,298)		37,404,309

Spain - 2.3%
ACS Actividades de Construccion y Servicios SA	70,340	1,722,455
Aena SME SA, 144A*	17,317	2,585,224
Amadeus IT Group SA	115,399	6,460,046
Banco Bilbao Vizcaya Argentaria SA	1,723,127	5,044,092
Banco Santander SA	4,274,279	9,501,611
Bankinter SA	191,025	1,027,415
CaixaBank SA	928,783	2,041,607
Cellnex Telecom SA, 144A*	81,213	5,202,430
Enagas SA	63,890	1,562,223
Endesa SA	81,490	2,259,028
Ferrovial SA	126,313	3,373,466
Grifols SA	77,276	2,094,257
Iberdrola SA	1,524,850	19,197,636
Industria de Diseno Textil SA	280,807	7,891,635
Mapfre SA	295,335	559,672
Naturgy Energy Group SA	68,934	1,329,361
Red Electrica Corp. SA	110,612	2,115,283
Repsol SA	386,499	3,054,258
Siemens Gamesa Renewable Energy SA	61,615	1,649,975
Telefonica SA	1,288,693	5,091,864

(Cost $129,405,964)		83,763,538

Sweden - 3.0%
Alfa Laval AB*	79,393	1,940,355
Assa Abloy AB, Class B	263,195	6,085,574
Atlas Copco AB, Class A	170,426	7,879,183
Atlas Copco AB, Class B	101,239	4,064,869
Boliden AB	75,192	2,241,903
Electrolux AB, Series B	59,675	1,292,873
Epiroc AB, Class A	159,128	2,368,578
Epiroc AB, Class B	107,939	1,551,737
EQT AB(b)	61,171	1,127,977
Essity AB, Class B*	154,733	5,323,654
Evolution Gaming Group AB, 144A	32,648	2,445,071
Hennes & Mauritz AB, Class B(b)	205,764	3,280,406
Hexagon AB, Class B*	72,809	5,272,672
Husqvarna AB, Class B	108,602	1,179,960
ICA Gruppen AB	26,222	1,285,969
Industrivarden AB, Class C*	41,779	1,100,769
Investment AB Latour, Class B	40,659	906,740
Investor AB, Class B	114,905	7,324,865
Kinnevik AB, Class B(b)	65,066	2,512,809
L E Lundbergforetagen AB, Class B*	21,058	961,630
Lundin Energy AB	50,599	1,236,633

Nibe Industrier AB, Class B*	80,443	2,259,896
Sandvik AB*	288,048	5,654,530
Securitas AB, Class B*	80,214	1,141,569
Skandinaviska Enskilda Banken AB, Class A*	414,862	4,112,265
Skanska AB, Class B*	81,918	1,668,703
SKF AB, Class B	96,592	1,927,418
Svenska Cellulosa AB SCA, Class B*	156,303	2,013,916
Svenska Handelsbanken AB, Class A*	393,943	3,963,204
Swedbank AB, Class A*	235,301	3,988,512
Swedish Match AB	43,742	3,320,423
Tele2 AB, Class B	133,395	1,889,935
Telefonaktiebolaget LM Ericsson, Class B	747,020	8,657,860
Telia Co. AB	669,683	2,578,920
Volvo AB, Class B*	377,094	7,206,368

(Cost $98,613,666)		111,767,746

Switzerland - 10.3%
ABB Ltd.	470,945	11,967,041
Adecco Group AG	39,518	2,066,066
Alcon, Inc.*	125,990	7,158,412
Baloise Holding AG	11,865	1,844,164
Banque Cantonale Vaudoise	8,271	882,960
Barry Callebaut AG	743	1,643,896
Chocoladefabriken Lindt & Spruengli AG	28	2,471,818
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	278	2,366,514
Cie Financiere Richemont SA, Class A	133,905	8,852,440
Clariant AG	50,849	1,057,538
Coca-Cola HBC AG*	51,416	1,370,484
Credit Suisse Group AG	631,412	6,938,931
EMS-Chemie Holding AG(b)	2,029	1,828,221
Geberit AG	9,441	5,437,231
Givaudan SA	2,362	9,903,180
Glencore PLC*	2,542,575	5,750,072
Julius Baer Group Ltd.	57,374	2,748,265
Kuehne + Nagel International AG*	13,465	2,607,498
LafargeHolcim Ltd.*	133,466	6,334,080
Logitech International SA	42,190	3,118,685
Lonza Group AG	19,114	11,849,644
Nestle SA	764,162	91,772,141
Novartis AG	571,257	49,317,878
Partners Group Holding AG	4,888	4,962,892
Roche Holding AG	179,988	62,859,905
Schindler Holding AG	4,551	1,197,221
Schindler Holding AG Participation Certificates	10,837	2,890,426
SGS SA	1,527	3,949,473
Sika AG	36,372	8,715,278
Sonova Holding AG*	13,992	3,267,560
STMicroelectronics NV	163,693	4,924,602
Straumann Holding AG	2,847	2,799,285
Swatch Group AG - Bearer	7,243	1,530,409
Swatch Group AG - Registered	14,401	567,788
Swiss Life Holding AG	8,140	3,284,996
Swiss Prime Site AG	19,631	1,766,670
Swiss Re AG	75,097	6,034,677
Swisscom AG	6,625	3,664,473
Temenos AG	16,835	2,715,353
UBS Group AG	936,722	11,383,253
Vifor Pharma AG	10,677	1,576,244
Zurich Insurance Group AG	38,184	14,108,586

(Cost $330,856,601)		381,486,250

United Arab Emirates - 0.0%
NMC Health PLC*(d)
(Cost $1,368,921)	31,933	0

United Kingdom - 12.5%
3i Group PLC	259,607	3,255,140
Admiral Group PLC	50,260	1,771,671
Anglo American PLC	314,476	7,703,812
Ashtead Group PLC	115,592	4,025,186
Associated British Foods PLC	91,443	2,500,959
AstraZeneca PLC	336,300	37,492,416
Auto Trader Group PLC, 144A	246,105	1,852,822
AVEVA Group PLC	16,978	1,151,109
Aviva PLC	1,034,507	3,909,397
BAE Systems PLC	825,572	5,734,223
Barclays PLC*	4,441,803	6,647,719
Barratt Developments PLC	243,433	1,709,050
Berkeley Group Holdings PLC	32,892	2,004,520
BP PLC	5,188,543	18,324,357
British American Tobacco PLC	587,777	19,898,143
British Land Co. PLC REIT	221,592	1,083,252
BT Group PLC	2,265,767	3,169,604
Bunzl PLC	85,912	2,781,496
Burberry Group PLC	104,030	2,008,753
CNH Industrial NV*	262,611	2,079,010
Coca-Cola European Partners PLC	50,190	2,065,820
Compass Group PLC	455,703	7,434,815
Croda International PLC	32,760	2,583,726
Diageo PLC	597,615	20,047,453
Direct Line Insurance Group PLC	344,008	1,356,107
Evraz PLC	137,204	594,607
Ferguson PLC	57,693	5,688,458
Fiat Chrysler Automobiles NV*	274,058	3,018,974
GlaxoSmithKline PLC	1,285,287	25,290,559
Halma PLC	97,349	2,886,314
Hargreaves Lansdown PLC	84,823	1,832,904
HSBC Holdings PLC	5,202,641	22,960,729
Imperial Brands PLC	242,147	4,055,839
Informa PLC*	388,312	2,145,862
InterContinental Hotels Group PLC*	44,172	2,601,609
Intertek Group PLC	42,981	3,376,049
J Sainsbury PLC	470,259	1,155,402

JD Sports Fashion PLC	112,399	1,090,511
Johnson Matthey PLC	49,123	1,559,549
Kingfisher PLC	540,131	1,951,622
Land Securities Group PLC REIT	179,997	1,390,973
Legal & General Group PLC	1,520,759	4,417,440
Lloyds Banking Group PLC*	18,000,398	6,821,591
London Stock Exchange Group PLC	80,802	9,505,069
M&G PLC	629,828	1,456,527
Melrose Industries PLC	1,246,979	1,696,905
Mondi PLC	124,347	2,428,488
National Grid PLC	897,257	10,113,418
Natwest Group PLC*	1,235,582	1,863,079
Next PLC	34,133	2,754,978
Ocado Group PLC*	118,818	3,965,987
Pearson PLC	187,095	1,399,056
Persimmon PLC	82,108	2,875,658
Prudential PLC	666,129	10,876,829
Reckitt Benckiser Group PLC	181,817	18,252,608
RELX PLC	501,289	11,408,428
Rentokil Initial PLC*	471,204	3,357,273
Rio Tinto Ltd.	93,574	6,763,521
Rio Tinto PLC	288,339	17,865,025
Rolls-Royce Holdings PLC*	485,397	1,564,389
RSA Insurance Group PLC	257,383	1,545,848
Sage Group PLC	287,615	2,847,382
Schroders PLC	31,828	1,232,986
Segro PLC REIT	301,269	3,837,132
Severn Trent PLC	61,006	1,901,742
Smith & Nephew PLC	222,740	4,530,234
Smiths Group PLC	101,779	1,907,465
Spirax-Sarco Engineering PLC	18,962	2,596,848
SSE PLC	263,075	4,427,472
St James’s Place PLC	141,442	1,852,535
Standard Chartered PLC*	692,784	3,633,937
Standard Life Aberdeen PLC	599,976	1,902,388
Taylor Wimpey PLC	907,951	1,486,788
Tesco PLC	2,505,201	7,323,891
Unilever NV	373,921	21,646,082
Unilever PLC	299,105	17,832,369
United Utilities Group PLC	175,258	1,947,305
Vodafone Group PLC	6,856,850	10,214,480
Whitbread PLC	51,749	1,749,449
Wm Morrison Supermarkets PLC	616,104	1,583,740
WPP PLC	313,872	2,708,735

(Cost $586,361,806)		462,285,598

TOTAL COMMON STOCKS (Cost $3,610,070,322)		3,588,223,164

PREFERRED STOCKS - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG	15,729	884,077
FUCHS PETROLUB SE	17,975	849,868
Henkel AG & Co. KGaA	43,909	4,483,245
Porsche Automobil Holding SE*	39,926	2,444,226
Sartorius AG	9,171	3,885,198
Volkswagen AG*	47,325	7,869,273

(Cost $24,499,210)		20,415,887

TOTAL PREFERRED STOCKS (Cost $24,499,210)		20,415,887

RIGHTS - 0.0%
Australia - 0.0%
Sydney Airport*, expires 9/7/20	54,251	46,415
Tabcorp Holdings Ltd.*, expires 9/16/20	48,401	13,208
TOTAL RIGHTS (Cost $0)		59,623

SECURITIES LENDING COLLATERAL - 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(e)(f)
(Cost $20,401,682)	20,401,682	20,401,682

CASH EQUIVALENTS - 2.3%
DWS ESG Liquidity Fund “Capital Shares”, 0.24%(e)	36,333,314	36,340,581
DWS Government Money Market Series “Institutional Shares”, 0.06%(e)	47,185,487	47,185,487

TOTAL CASH EQUIVALENTS (Cost $83,518,801)		83,526,068

TOTAL INVESTMENTS - 100.2% (Cost $3,738,490,015)		$3,712,626,424
Other assets and liabilities, net - (0.2%)		(6,868,545)

NET ASSETS - 100.0%		$3,705,757,879

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG*(c)
4,873,841	—	(746,882)	(1,829,931)	2,521,631	—	—	503,168	4,818,659
SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(e)(f)
56,545,490	—	(36,143,808)(g)	—	—	5,111	—	20,401,682	20,401,682
CASH EQUIVALENTS — 2.3%
DWS ESG Liquidity Fund “Capital Shares”, 0.24%(e)
36,319,577	28,259	—	—	(7,255)	30,058	—	36,333,314	36,340,581
DWS Government Money Market Series “Institutional Shares”, 0.06%(e)
21,017,231	285,434,505	(259,266,249)	—	—	5,394	—	47,185,487	47,185,487

118,756,139	285,462,764	(296,156,939)	(1,829,931)	2,514,376	40,563	—	104,423,651	108,746,409

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2020 amounted to $58,450,101, which is 1.6% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $52,296,168.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2020.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2020 the Xtrackers MSCI EAFE Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$576,848,717	15.9%
Industrials	539,645,710	15.0
Health Care	504,689,756	14.0
Consumer Staples	422,909,097	11.8
Consumer Discretionary	420,747,981	11.6
Information Technology	305,004,209	8.5
Materials	272,376,836	7.5
Communication Services	195,794,645	5.4
Utilities	143,526,869	4.0
Real Estate	113,960,061	3.2
Energy	113,194,793	3.1

Total	$3,608,698,674	100.0%

At August 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(h)
AMSTERDAM Index Futures	EUR	38	$5,076,188	$4,977,777	9/18/2020	$(98,411)
CAC40 10 EURO Futures	EUR	186	10,990,392	10,970,534	9/18/2020	(19,858)
DAX Index Futures	EUR	26	9,769,710	10,026,415	9/18/2020	256,705
FTSE 100 Index Futures	GBP	194	15,966,857	15,459,939	9/18/2020	(506,918)
HANG SENG Index Futures	HKD	23	3,780,806	3,720,710	9/29/2020	(60,096)
IBEX 35 Index Futures	EUR	30	2,539,723	2,490,070	9/18/2020	(49,653)
MSCI EAFE Futures	USD	20	1,806,990	1,900,100	9/18/2020	93,110
OMXS30 Index Futures	SEK	195	3,979,606	3,978,994	9/18/2020	(612)
SPI 200 Futures	AUD	58	6,401,220	6,448,770	9/17/2020	47,550
SWISS MKT IX Futures	CHF	99	11,124,661	11,131,545	9/18/2020	6,884
TOPIX Index Futures	JPY	145	21,761,045	22,123,401	9/10/2020	362,356

Total net unrealized appreciation						$31,057

At August 31, 2020, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized (Depreciation)(h)
FTSE/MIB Index Futures	EUR	5	$584,560	$585,458	9/18/2020	$(898)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2020.

As of August 31, 2020, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
Citigroup Global Markets	9/3/2020	AUD	116,981,842	USD	83,900,547	$—	$(2,380,415)
JP Morgan & Chase Co.	9/3/2020	AUD	161,237,700	USD	115,641,291	—	(3,280,959)
RBC Capital Markets	9/3/2020	AUD	66,850,600	USD	47,946,119	—	(1,360,115)
Citigroup Global Markets	9/3/2020	CHF	127,239,200	USD	139,910,933	—	(860,726)
JP Morgan & Chase Co.	9/3/2020	CHF	103,050,100	USD	113,370,438	—	(639,502)
RBC Capital Markets	9/3/2020	CHF	124,571,300	USD	137,049,673	—	(770,343)
Citigroup Global Markets	9/3/2020	DKK	189,008,400	USD	30,034,443	—	(268,429)
JP Morgan & Chase Co.	9/3/2020	DKK	187,252,000	USD	29,745,793	—	(275,483)
RBC Capital Markets	9/3/2020	DKK	190,312,300	USD	30,232,416	—	(279,505)
Citigroup Global Markets	9/3/2020	EUR	336,377,200	USD	398,014,958	—	(3,428,467)
JP Morgan & Chase Co.	9/3/2020	EUR	336,205,800	USD	397,801,392	—	(3,437,479)
RBC Capital Markets	9/3/2020	EUR	336,593,800	USD	398,266,199	—	(3,435,724)
Citigroup Global Markets	9/3/2020	GBP	142,752,500	USD	187,261,302	—	(3,567,513)
JP Morgan & Chase Co.	9/3/2020	GBP	128,888,900	USD	169,191,170	—	(3,105,049)
RBC Capital Markets	9/3/2020	GBP	138,737,700	USD	182,119,730	—	(3,342,177)
Citigroup Global Markets	9/3/2020	HKD	137,583,000	USD	17,752,416	650	—
JP Morgan & Chase Co.	9/3/2020	HKD	270,532,000	USD	34,906,679	1,054	—
RBC Capital Markets	9/3/2020	HKD	455,107,300	USD	58,722,765	2,152	—
Citigroup Global Markets	9/3/2020	ILS	8,966,300	USD	2,636,565	—	(36,491)
JP Morgan & Chase Co.	9/3/2020	ILS	11,086,900	USD	3,260,010	—	(45,245)
RBC Capital Markets	9/3/2020	ILS	18,599,200	USD	5,469,074	—	(75,767)
Citigroup Global Markets	9/3/2020	JPY	34,907,843,100	USD	330,264,891	667,655	—
JP Morgan & Chase Co.	9/3/2020	JPY	27,012,130,600	USD	255,560,733	514,222	—
RBC Capital Markets	9/3/2020	JPY	34,921,841,600	USD	330,394,206	664,797	—
Citigroup Global Markets	9/3/2020	NOK	27,831,400	USD	3,062,333	—	(123,678)
JP Morgan & Chase Co.	9/3/2020	NOK	22,921,200	USD	2,525,037	—	(98,876)
RBC Capital Markets	9/3/2020	NOK	143,487,200	USD	15,806,655	—	(619,101)
Citigroup Global Markets	9/3/2020	NZD	6,317,700	USD	4,208,694	—	(46,899)
JP Morgan & Chase Co.	9/3/2020	NZD	5,240,400	USD	3,490,987	—	(38,938)
RBC Capital Markets	9/3/2020	NZD	6,064,800	USD	4,040,212	—	(45,028)
Citigroup Global Markets	9/3/2020	SEK	379,184,500	USD	43,450,578	—	(388,363)
JP Morgan & Chase Co.	9/3/2020	SEK	314,295,100	USD	35,954,840	—	(381,994)
RBC Capital Markets	9/3/2020	SEK	311,544,200	USD	35,639,877	—	(378,916)
Citigroup Global Markets	9/3/2020	SGD	17,304,000	USD	12,619,051	—	(99,354)
JP Morgan & Chase Co.	9/3/2020	SGD	20,915,300	USD	15,252,948	—	(119,755)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
RBC Capital Markets	9/3/2020	SGD	16,739,200	USD	12,207,256	$—	$(96,022)
Citigroup Global Markets	9/3/2020	USD	86,515,091	AUD	116,981,842	—	(234,129)
JP Morgan & Chase Co.	9/3/2020	USD	2,044,451	AUD	2,823,800	38,267	—
JP Morgan & Chase Co.	9/3/2020	USD	115,066,658	AUD	155,590,100	—	(309,844)
JP Morgan & Chase Co.	9/3/2020	USD	2,017,012	AUD	2,823,800	65,706	—
RBC Capital Markets	9/3/2020	USD	49,439,495	AUD	66,850,600	—	(133,261)
Citigroup Global Markets	9/3/2020	USD	130,453,788	CHF	117,463,200	—	(497,850)
Citigroup Global Markets	9/3/2020	USD	10,755,882	CHF	9,776,000	59,839	—
JP Morgan & Chase Co.	9/3/2020	USD	114,442,890	CHF	103,050,100	—	(432,950)
RBC Capital Markets	9/3/2020	USD	3,105,108	CHF	2,823,900	19,127	—
RBC Capital Markets	9/3/2020	USD	3,104,371	CHF	2,823,900	19,864	—
RBC Capital Markets	9/3/2020	USD	132,074,854	CHF	118,923,500	—	(503,306)
Citigroup Global Markets	9/3/2020	USD	735,348	DKK	4,636,400	7,985	—
Citigroup Global Markets	9/3/2020	USD	29,620,157	DKK	184,372,000	—	(60,618)
JP Morgan & Chase Co.	9/3/2020	USD	30,082,334	DKK	187,252,000	—	(61,058)
RBC Capital Markets	9/3/2020	USD	739,306	DKK	4,636,400	4,028	—
RBC Capital Markets	9/3/2020	USD	29,830,089	DKK	185,675,900	—	(61,502)
Citigroup Global Markets	9/3/2020	USD	9,436,143	EUR	7,942,500	42,694	—
Citigroup Global Markets	9/3/2020	USD	392,802,975	EUR	328,434,700	—	(838,386)
JP Morgan & Chase Co.	9/3/2020	USD	2,885,755	EUR	2,450,000	38,154	—
JP Morgan & Chase Co.	9/3/2020	USD	9,382,269	EUR	7,942,500	96,568	—
JP Morgan & Chase Co.	9/3/2020	USD	389,656,416	EUR	325,813,300	—	(820,291)
RBC Capital Markets	9/3/2020	USD	42,775,355	EUR	36,150,000	367,224	—
RBC Capital Markets	9/3/2020	USD	359,325,677	EUR	300,443,800	—	(766,333)
Citigroup Global Markets	9/3/2020	USD	39,132,601	GBP	29,810,000	716,838	—
Citigroup Global Markets	9/3/2020	USD	151,227,749	GBP	112,942,500	—	(248,372)
JP Morgan & Chase Co.	9/3/2020	USD	172,575,793	GBP	128,888,900	—	(279,573)
RBC Capital Markets	9/3/2020	USD	177,425,047	GBP	132,509,100	—	(289,414)
RBC Capital Markets	9/3/2020	USD	4,092,421	GBP	3,114,300	70,716	—
RBC Capital Markets	9/3/2020	USD	4,064,246	GBP	3,114,300	98,891	—
Citigroup Global Markets	9/3/2020	USD	17,752,187	HKD	137,583,000	—	(421)
JP Morgan & Chase Co.	9/3/2020	USD	34,906,679	HKD	270,532,000	—	(1,054)
RBC Capital Markets	9/3/2020	USD	887,962	HKD	6,881,800	—	(32)
RBC Capital Markets	9/3/2020	USD	2,872,598	HKD	22,262,000	—	(224)
RBC Capital Markets	9/3/2020	USD	887,987	HKD	6,881,800	—	(57)
RBC Capital Markets	9/3/2020	USD	54,074,011	HKD	419,081,700	—	(1,633)
Citigroup Global Markets	9/3/2020	USD	2,675,110	ILS	8,966,300	—	(2,054)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
JP Morgan & Chase Co.	9/3/2020	USD	3,307,794	ILS	11,086,900	$—	$(2,539)
RBC Capital Markets	9/3/2020	USD	5,454,733	ILS	18,282,900	—	(4,187)
RBC Capital Markets	9/3/2020	USD	92,972	ILS	316,300	1,324	—
Citigroup Global Markets	9/3/2020	USD	296,296,881	JPY	31,420,210,100	370,387	—
Citigroup Global Markets	9/3/2020	USD	32,997,580	JPY	3,487,633,000	—	(67,611)
JP Morgan & Chase Co.	9/3/2020	USD	254,723,284	JPY	27,012,130,600	323,228	—
RBC Capital Markets	9/3/2020	USD	312,630,835	JPY	33,152,468,000	392,281	—
RBC Capital Markets	9/3/2020	USD	7,126,219	JPY	761,936,800	67,931	—
RBC Capital Markets	9/3/2020	USD	2,321,943	JPY	245,500,000	—	(3,951)
RBC Capital Markets	9/3/2020	USD	7,220,658	JPY	761,936,800	—	(26,508)
Citigroup Global Markets	9/3/2020	USD	3,207,188	NOK	27,831,400	—	(21,177)
JP Morgan & Chase Co.	9/3/2020	USD	2,641,324	NOK	22,921,200	—	(17,410)
RBC Capital Markets	9/3/2020	USD	13,983,798	NOK	121,348,600	—	(92,367)
RBC Capital Markets	9/3/2020	USD	161,069	NOK	1,431,800	2,837	—
RBC Capital Markets	9/3/2020	USD	159,561	NOK	1,431,800	4,345	—
RBC Capital Markets	9/3/2020	USD	2,116,068	NOK	19,275,000	90,446	—
Citigroup Global Markets	9/3/2020	USD	4,172,669	NZD	6,173,500	—	(14,209)
Citigroup Global Markets	9/3/2020	USD	96,397	NZD	144,200	735	—
JP Morgan & Chase Co.	9/3/2020	USD	3,541,981	NZD	5,240,400	—	(12,056)
RBC Capital Markets	9/3/2020	USD	4,099,192	NZD	6,064,800	—	(13,952)
Citigroup Global Markets	9/3/2020	USD	42,057,532	SEK	362,735,700	—	(120,299)
Citigroup Global Markets	9/3/2020	USD	946,359	SEK	8,224,400	4,495	—
Citigroup Global Markets	9/3/2020	USD	946,157	SEK	8,224,400	4,696	—
JP Morgan & Chase Co.	9/3/2020	USD	36,440,223	SEK	314,295,100	—	(103,389)
RBC Capital Markets	9/3/2020	USD	36,122,114	SEK	311,544,200	—	(103,321)
Citigroup Global Markets	9/3/2020	USD	12,727,273	SGD	17,304,000	—	(8,868)
JP Morgan & Chase Co.	9/3/2020	USD	327,523	SGD	449,700	3,005	—
JP Morgan & Chase Co.	9/3/2020	USD	328,535	SGD	449,700	1,993	—
JP Morgan & Chase Co.	9/3/2020	USD	14,721,904	SGD	20,015,900	—	(10,258)
RBC Capital Markets	9/3/2020	USD	12,311,856	SGD	16,739,200	—	(8,579)
Citigroup Global Markets	10/5/2020	CHF	117,463,200	USD	130,574,150	495,114	—
JP Morgan & Chase Co.	10/5/2020	CHF	103,050,100	USD	114,550,768	432,834	—
RBC Capital Markets	10/5/2020	CHF	118,923,500	USD	132,199,650	503,474	—
Citigroup Global Markets	10/5/2020	DKK	184,372,000	USD	29,635,845	58,610	—
JP Morgan & Chase Co.	10/5/2020	DKK	187,252,000	USD	30,099,282	60,033	—
RBC Capital Markets	10/5/2020	DKK	185,675,900	USD	29,847,352	60,943	—
Citigroup Global Markets	10/5/2020	EUR	328,434,700	USD	393,075,575	828,071	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
JP Morgan & Chase Co.	10/5/2020	EUR	37,013,000	USD	44,297,195	$92,801	$—
JP Morgan & Chase Co.	10/5/2020	EUR	325,813,300	USD	389,931,728	814,946	—
RBC Capital Markets	10/5/2020	EUR	300,443,800	USD	359,572,041	753,894	—
Citigroup Global Markets	10/5/2020	GBP	112,942,500	USD	151,257,114	244,109	—
JP Morgan & Chase Co.	10/5/2020	GBP	128,888,900	USD	172,613,170	278,575	—
RBC Capital Markets	10/5/2020	GBP	132,509,100	USD	177,462,150	287,062	—
Citigroup Global Markets	10/5/2020	JPY	31,420,210,100	USD	296,419,873	—	(375,746)
JP Morgan & Chase Co.	10/5/2020	JPY	27,012,130,600	USD	254,833,104	—	(323,752)
JP Morgan & Chase Co.	10/5/2020	JPY	3,547,795,000	USD	33,469,701	—	(42,806)
RBC Capital Markets	10/5/2020	JPY	33,152,468,000	USD	312,759,132	—	(399,412)
Citigroup Global Markets	10/5/2020	NOK	27,831,400	USD	3,207,857	21,137	—
JP Morgan & Chase Co.	10/5/2020	NOK	22,921,200	USD	2,641,932	17,434	—
RBC Capital Markets	10/5/2020	NOK	121,348,600	USD	13,986,699	92,174	—
Citigroup Global Markets	10/5/2020	NZD	6,173,500	USD	4,172,576	14,257	—
JP Morgan & Chase Co.	10/5/2020	NZD	5,240,400	USD	3,541,792	11,986	—
RBC Capital Markets	10/5/2020	NZD	6,064,800	USD	4,099,016	13,915	—
Citigroup Global Markets	10/5/2020	SEK	362,735,700	USD	42,071,678	118,759	—
JP Morgan & Chase Co.	10/5/2020	SEK	314,295,100	USD	36,453,219	102,794	—
RBC Capital Markets	10/5/2020	SEK	42,977,000	USD	4,984,643	14,052	—
RBC Capital Markets	10/5/2020	SEK	311,544,200	USD	36,134,787	102,523	—
Citigroup Global Markets	10/5/2020	SGD	17,304,000	USD	12,727,179	8,552	—
JP Morgan & Chase Co.	10/5/2020	SGD	20,015,900	USD	14,722,163	10,260	—
RBC Capital Markets	10/5/2020	SGD	16,739,200	USD	12,312,219	8,725	—
Citigroup Global Markets	10/6/2020	AUD	116,981,842	USD	86,522,929	231,943	—
JP Morgan & Chase Co.	10/6/2020	AUD	155,590,100	USD	115,077,861	307,714	—
RBC Capital Markets	10/6/2020	AUD	66,850,600	USD	49,443,773	131,811	—
Citigroup Global Markets	10/6/2020	HKD	137,583,000	USD	17,747,722	554	—
Citigroup Global Markets	10/6/2020	HKD	67,166,000	USD	8,663,894	—	(12)
JP Morgan & Chase Co.	10/6/2020	HKD	270,532,000	USD	34,895,873	—	(711)
RBC Capital Markets	10/6/2020	HKD	419,081,700	USD	54,060,758	2,385	—
Citigroup Global Markets	10/6/2020	ILS	8,966,300	USD	2,676,148	1,931	—
JP Morgan & Chase Co.	10/6/2020	ILS	11,086,900	USD	3,309,078	2,388	—
RBC Capital Markets	10/6/2020	ILS	18,282,900	USD	5,456,361	3,450	—

Total unrealized appreciation (depreciation)						$10,893,344	$(40,341,795)

(i)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2020.

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(j)	$3,588,223,164	$—	$0	$3,588,223,164
Preferred Stocks	20,415,887	—	—	20,415,887
Rights	13,208	46,415	—	59,623
Short-Term Investments(j)	103,927,750	—	—	103,927,750
Derivatives(k)
Forward Foreign Currency Contracts	—	10,893,344	—	10,893,344
Futures Contracts	766,605	—	—	766,605

TOTAL	$3,713,346,614	$10,939,759	$0	$3,724,286,373

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(k)
Forward Foreign Currency Contracts	$—	$(40,341,795)	$—	$(40,341,795)
Futures Contracts	(736,446)	—	—	(736,446)

TOTAL	$(736,446)	$(40,341,795)	$—	$(41,078,241)

(j)	See Schedule of Investments for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.